Derivative Instruments	9 Months Ended
Sep. 30, 2016
Derivative Instruments
Derivative Instruments

Note 12 – Derivative Instruments

The Company is exposed to changing interest rates and market conditions, which affects cash flows associated with borrowings. The Company enters into derivative instruments, which for the three and nine months ended September 30, 2016 and 2015 were comprised of interest rate swaps and credit default swaps.  Interest rate swaps are used to mitigate the exposure to changes in interest rates and involve the receipt of variable-rate interest amounts from a counterparty in exchange for us making payments based on a fixed interest rate over the life of the swap contract. Credit default swaps are executed in order to mitigate the risk of deterioration in the current credit health of the commercial mortgage market.

The Company uses derivative instruments to manage interest rate risk and conditions in the commercial mortgage market and, as such, views them as economic hedges. The Company has not elected hedge accounting for these derivative instruments and, as a result, the fair value adjustments on such instruments are recorded in earnings. The fair value adjustments for these derivatives, along with the related interest income, interest expense and gains/(losses) on termination of such instruments, are reported as a net realized loss on derivative instruments, at fair value on the consolidated statements of income.

The following tables summarize the Company’s use of derivatives and their effect on the consolidated financial statements. Notional amounts included in the table are the average notional amounts on the consolidated balance sheet dates. We believe these are the most relevant measure of volume or derivative activity as they best represent the Company’s exposure to underlying instruments.

As of September 30, 2016 there was one open credit default swap contract and sixteen open interest rate swap contracts with counterparties. The following table summarized the Company’s derivatives as of and for the three and nine months ended September 30, 2016.

		As of September 30, 2016
			Asset	Liability
		Notional	Derivatives	Derivatives
(In Thousands)	Primary Underlying Risk	Amount	Fair Value	Fair Value
Credit Default Swaps	Credit Risk	$15,000	$363	$—
Interest Rate Swaps	Interest rate risk	210,450	—	(3,415)
Total		$225,450	$363	$(3,415)

	Three Months Ended September 30, 2016		Nine Months Ended September 30, 2016
		Net Change in		Net Change in
	Net Realized	Unrealized	Net Realized	Unrealized
(In Thousands)	Gain (Loss)	Gain (Loss)	Gain (Loss)	Gain (Loss)
Credit Default Swaps	$—	$(195)	$—	$(360)
Interest Rate Swaps	(347)	1,004	(1,476)	(1,868)
Total	$(347)	$809	$(1,476)	$(2,228)

As of December 31, 2015 there was one open credit default swap contract and nine open interest rate swap contracts with counterparties.

The following table summarized the Company’s derivatives as of December 31, 2015 and for the three and nine months ended September 30, 2015.

		As of December 31, 2015
			Asset	Liability
		Notional	Derivatives	Derivatives
(In Thousands)	Primary Underlying Risk	Amount	Fair Value	Fair Value
Credit Default Swaps	Credit Risk	$15,000	$723	$–
Interest Rate Swaps	Interest rate risk	273,800	–	(1,499)
Total		$288,800	$723	$(1,499)

	Three Months Ended September 30, 2015		Nine Months Ended September 30, 2015
		Net Change in		Net Change in
	Net Realized	Unrealized	Net Realized	Unrealized
(In Thousands)	Gain (Loss)	Gain (Loss)	Gain (Loss)	Gain (Loss)
Credit Default Swaps	$—	$479	$—	$387
Interest Rate Swaps	(1,003)	(3,353)	(2,510)	(3,921)
Total	$(1,003)	$(2,874)	$(2,510)	$(3,534)